Investment in Associate (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 25, 2019	Feb. 28, 2018	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Initial investment				$ 681
Additional investments			$ 688
Stimunity S.A. [Member]
Statement Line Items [Line Items]
Initial investment		$ 700
Subscribing class A shares		3,780
Second investments		$ 1,900
Additional investments	$ 700
Subscribing ordinary shares	1,945	4,140
Ownership equity interest	37.00%	27.00%
Stimunity S.A. [Member] | EURO
Statement Line Items [Line Items]
Initial investment		$ 500
Second investments		$ 1,500
Additional investments	$ 600
Shares price	$ 308.55	$ 363